Note 6 - Risk Management -Principal Geographical Areas GDP (Details)	6 Months Ended
Jun. 30, 2020
GDP [Member] | Spain [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(11.54%)
GDP [Member] | Spain [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	7.53%
GDP [Member] | Spain [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.94%
GDP [Member] | Spain [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.09%
GDP [Member] | Spain [Member] | Year 2024 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.07%
GDP [Member] | Spain [Member] | Year 2025 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.00%
GDP [Member] | Mexico [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(9.97%)
GDP [Member] | Mexico [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.08%
GDP [Member] | Mexico [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.18%
GDP [Member] | Mexico [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.49%
GDP [Member] | Mexico [Member] | Year 2024 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.53%
GDP [Member] | Mexico [Member] | Year 2025 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.46%
GDP [Member] | United States [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(4.40%)
GDP [Member] | United States [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.58%
GDP [Member] | United States [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.36%
GDP [Member] | United States [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.08%
GDP [Member] | United States [Member] | Year 2024 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.09%
GDP [Member] | United States [Member] | Year 2025 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.11%
GDP [Member] | Peru [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(14.97%)
GDP [Member] | Peru [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	8.86%
GDP [Member] | Peru [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.53%
GDP [Member] | Peru [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.68%
GDP [Member] | Peru [Member] | Year 2024 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.63%
GDP [Member] | Peru [Member] | Year 2025 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.21%
GDP [Member] | Argetina [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(5.94%)
GDP [Member] | Argetina [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.54%
GDP [Member] | Argetina [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.02%
GDP [Member] | Argetina [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.96%
GDP [Member] | Argetina [Member] | Year 2024 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.97%
GDP [Member] | Argetina [Member] | Year 2025 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.99%
GDP [Member] | Colombia [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(3.07%)
GDP [Member] | Colombia [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.98%
GDP [Member] | Colombia [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.64%
GDP [Member] | Colombia [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.32%
GDP [Member] | Colombia [Member] | Year 2024 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.47%
GDP [Member] | Colombia [Member] | Year 2025 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.70%
GDP [Member] | Turkey [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	0.15%
GDP [Member] | Turkey [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	5.04%
GDP [Member] | Turkey [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.53%
GDP [Member] | Turkey [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.52%
GDP [Member] | Turkey [Member] | Year 2024 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.51%
GDP [Member] | Turkey [Member] | Year 2025 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.50%
Unemployment [Member] | Spain [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	20.49%
Unemployment [Member] | Spain [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	17.33%
Unemployment [Member] | Spain [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	15.68%
Unemployment [Member] | Spain [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	14.42%
Unemployment [Member] | Spain [Member] | Year 2024 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	13.25%
Unemployment [Member] | Spain [Member] | Year 2025 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	12.11%
Unemployment [Member] | Mexico [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.59%
Unemployment [Member] | Mexico [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.45%
Unemployment [Member] | Mexico [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.03%
Unemployment [Member] | Mexico [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.06%
Unemployment [Member] | Mexico [Member] | Year 2024 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.05%
Unemployment [Member] | Mexico [Member] | Year 2025 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.02%
Unemployment [Member] | United States [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	7.82%
Unemployment [Member] | United States [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	5.02%
Unemployment [Member] | United States [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.24%
Unemployment [Member] | United States [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.09%
Unemployment [Member] | United States [Member] | Year 2024 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.10%
Unemployment [Member] | United States [Member] | Year 2025 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.10%
Unemployment [Member] | Peru [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	30.07%
Unemployment [Member] | Peru [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	13.10%
Unemployment [Member] | Peru [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	11.48%
Unemployment [Member] | Peru [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	11.39%
Unemployment [Member] | Peru [Member] | Year 2024 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	11.30%
Unemployment [Member] | Peru [Member] | Year 2025 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	11.20%
Unemployment [Member] | Argetina [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	14.23%
Unemployment [Member] | Argetina [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	11.53%
Unemployment [Member] | Argetina [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	10.23%
Unemployment [Member] | Argetina [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	9.70%
Unemployment [Member] | Argetina [Member] | Year 2024 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	8.75%
Unemployment [Member] | Argetina [Member] | Year 2025 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	7.78%
Unemployment [Member] | Colombia [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	16.95%
Unemployment [Member] | Colombia [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	14.13%
Unemployment [Member] | Colombia [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	11.81%
Unemployment [Member] | Colombia [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	11.63%
Unemployment [Member] | Colombia [Member] | Year 2024 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	11.42%
Unemployment [Member] | Colombia [Member] | Year 2025 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	11.22%
Unemployment [Member] | Turkey [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	14.03%
Unemployment [Member] | Turkey [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	13.43%
Unemployment [Member] | Turkey [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	10.78%
Unemployment [Member] | Turkey [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	10.38%
Unemployment [Member] | Turkey [Member] | Year 2024 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	10.23%
Unemployment [Member] | Turkey [Member] | Year 2025 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	10.03%
HPR [Member] | Spain [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(4.08%)
HPR [Member] | Spain [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(5.24%)
HPR [Member] | Spain [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	6.28%
HPR [Member] | Spain [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	5.01%
HPR [Member] | Spain [Member] | Year 2024 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.65%
HPR [Member] | Spain [Member] | Year 2025 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.11%
HPR [Member] | Mexico [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.02%
HPR [Member] | Mexico [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(1.53%)
HPR [Member] | Mexico [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	0.09%
HPR [Member] | Mexico [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(0.02%)
HPR [Member] | Mexico [Member] | Year 2024 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	0.67%
HPR [Member] | Mexico [Member] | Year 2025 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	0.95%
HPR [Member] | United States [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(0.33%)
HPR [Member] | United States [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	(0.39%)
HPR [Member] | United States [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.86%
HPR [Member] | United States [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.59%
HPR [Member] | United States [Member] | Year 2024 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.14%
HPR [Member] | United States [Member] | Year 2025 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.55%